Commitments and Contingencies (Tables)	3 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Three months ending December 31, 2020	$226,687
2021	918,847
2022	439,633
2023	421,418
2024	426,495
2025	464,575
Thereafter	983,731
Total	$3,881,386